32. RELATED PARTIES AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Parties And Related Party Transactions
RELATED PARTIES AND RELATED PARTY TRANSACTIONS

A party is related to the Group if the party directly or indirectly controls, is controlled by, or is under common control with the Group, has an interest in the Group that gives it significant influence over the Group, has joint control over the Group or is an associate or a joint venture of the Group. In addition, members of the key management personnel of the Group or close members of the family are also considered related parties.

The following tables reflect related party transactions and transactions with associated companies:

Statement of comprehensive income

IN MILLIONS OF USD	2017	2016	2015
PURCHASE OF GOODS FROM
International Operations & Services (USA)	–	37.2	38.4
International Operation & Services (UY) SA	67.4	27.3	7.9
Hudson News Distributors [1]	12.2	15.6	19.2
Hudson RPM [1]	8.5	5.0	4.3

PURCHASE OF SERVICES FROM
Dufry International AG, Franchise fees expense	(50.6)	(42.9)	(35.9)
World Duty Free Group SA, Franchise fees expense	–	(7.2)	(6.5)
Nuance Group AG, Franchise fees expense	–	–	(1.8)
Dufry Finance SNC, Interest expenses	–	(26.6)	(24.6)
Dufry International AG, Interest expenses	(28.6)	(2.5)	(0.2)
Dufry Financial Services B. V., Interest expenses	(0.9)	–	–
Dufry Management AG, IT expenses	(1.3)	–	–
World Duty Free Group SA, Service fee expenses	(0.2)	–	–

OTHER OPERATIONAL INCOME FROM
Dufry International AG, Debt waiver	9.4	–	–

SALES OF SERVICES TO
Nuance Group (Chicago) LLC [2]	0.9	–	–
[1]	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson’s board of directors
[2]	Transactions with associated companies

Statement of financial position

IN MILLIONS OF USD	2017	2016
ACCOUNTS RECEIVABLES AT DECEMBER 31
Hudson RPM, other receivables [1]	0.8	–
Nuance Group (Chicago) LLC [2]	0.1	–

ACCOUNTS PAYABLES AT DECEMBER 31
Dufry International AG, Loans payable, long-term	468.7	475.2
Dufry International AG, Loans payable, short-term	13.1	–
Dufry Financial Services B. V., Loans payable, long-term	51.7	–
Dufry Financial Services B. V., Loans payable, short-term	67.6	–
International Operations & Services (USA), trade payables	–	14.8
International Operation & Services (UY) SA, trade payables	31.5	13.9
Hudson News Distributors, trade payables [1]	0.1	0.9
Hudson RPM, trade payables [1]	–	0.5
Dufry International AG, Fee payables	1.8	50.5
Dufry International AG, Other payables	7.2	7.6
Dufry Financial Services B. V., Other payables	0.2	–
World Duty Free Group UK Ltd, Other payables	0.3	–
Dufry Management AG, Fee payables	0.1	–
Dufry Management AG, Other payables	0.3	–
[1]	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson’s board of directors
[2]	Transactions with associated companies

Board members and executives

The compensation to key executives for the services provided during the respective years include all forms of consideration paid, payable or provided by the Group, including compensation in Dufry shares as follows:

IN MILLIONS OF USD	2017	2016	2015
Salaries	3.6	3.2	3.0
Variable payment	2.9	2.7	2.5
Non-monetary benefits	0.1	0.1	0.1
Share based payments	4.6	0.6	0.6
Total	11.2	6.6	6.2

During this period the Group had no board members.